Property, plant and equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) OperatingSegment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense | $	$ 32.0	$ 15.9	$ 6.3
Number of operating segments of which impairment tests is to be performed for non-financial assets | OperatingSegment	3
Explanation of period over which management has projected cash flows	five-year
Estimated growth rate	2.00%	2.00%
Pre-tax discount rate used	10.60%	12.60%
Americas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate used	10.80%
Asia
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate used	10.30%
Percentage amount by which value assigned to pre-tax discount rate must increase in order for unit's recoverable amount to be equal to carrying amount	1.20%
Percentage amount by which value assigned to terminal growth rate must decrease in order for unit's recoverable amount to be equal to carrying amount	1.30%
Percentage amount by which value assigned to long-term EBITDA margin must decrease in order for units recoverable amount to be equal to carrying amount.	1.40%